Aug. 28, 2018
MainStay MacKay Short Term Municipal Fund (Prospectus Summary) | MainStay MacKay Short Term Municipal Fund
MainStay MacKay Short Term Municipal Fund

MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund

Supplement dated August 28, 2018 (“Supplement”) to the
Prospectus and Statement of Additional Information, each dated August 28, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

Effective immediately, Class T shares are not currently offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.